VIRTUS Newfleet RMBS MACS
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Par Value	Value
Mortgage-Backed Securities—92.9%
Non-Agency—92.9%
A&D Mortgage Trust
2023-NQM3, A1 144A 6.733%, 7/25/68(1)(2)	$760	$762
2025-NQM2, A1 144A 5.790%, 6/25/70(1)(2)	486	489
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(1)(2)	984	949
Angel Oak Mortgage Trust
2020-4, A1 144A 1.469%, 6/25/65(1)(2)	128	125
2022-5, A1 144A 4.500%, 5/25/67(1)(2)	551	548
2023-1, A1 144A 4.750%, 9/26/67(1)(2)	256	255
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(2)	192	187
2019-2, A1 144A 3.347%, 4/25/49(1)(2)	474	462
2022-1, A1B 144A 4.269%, 12/25/56(1)(2)	670	636
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(1)(2)	802	758
Citigroup Mortgage Loan Trust, Inc. 2018-RP1, A1 144A 3.000%, 9/25/64(1)(2)	84	83
CoreVest American Finance Trust
2018-1, D 144A 4.920%, 6/15/51(1)	150	150
2019-3, C 144A 3.265%, 10/15/52(1)	295	276
2020-3, A 144A 1.358%, 8/15/53(1)	26	26
EFMT 2025-NQM2, A1 144A 5.596%, 6/25/70(1)(2)	304	305
Ellington Financial Mortgage Trust 2019-2, A3 144A 3.046%, 11/25/59(1)(2)	281	274
FirstKey Homes Trust 2021-SFR1, D 144A 2.189%, 8/17/38(1)	420	415
Flagstar Mortgage Trust 2017-1, 1A3 144A 3.500%, 3/25/47(1)(2)	63	58
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(1)(2)	— (3)	— (3)
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(1)(2)	1,062	1,060
Imperial Fund Mortgage Trust 2022-NQM3, A1 144A 4.380%, 5/25/67(1)(2)	1,103	1,099
JPMorgan Chase Mortgage Trust
2014-1, 2A12 144A 3.500%, 1/25/44(1)(2)	34	32
2017-3, 2A2 144A 2.500%, 8/25/47(1)(2)	28	24
2017-4, A13 144A 3.500%, 11/25/48(1)(2)	182	165
2017-4, A3 144A 3.500%, 11/25/48(1)(2)	66	61
2017-5, A1 144A 4.702%, 10/26/48(1)(2)	18	18
2018-7FRB, A2 (1 month Term SOFR + 0.864%) 144A 4.543%, 4/25/46(1)(2)	799	788
2024-CES1, A1A 144A 5.919%, 6/25/54(1)(2)	128	129
	Par Value	Value
Non-Agency—continued
2025-CES1, A1 144A 5.666%, 5/25/55(1)(2)	$257	$259
2025-NQM2, A1 144A 5.567%, 9/25/65(1)(2)	390	391
MetLife Securitization Trust
2017-1A, M1 144A 3.349%, 4/25/55(1)(2)	1,110	1,006
2019-1A, A1A 144A 3.750%, 4/25/58(1)(2)	31	30
MFA Trust
2022-INV2, A1 144A 4.950%, 7/25/57(1)(2)	1,070	1,067
2022-NQM2, A1 144A 4.000%, 5/25/67(1)(2)	367	359
2024-NQM2, A1 144A 5.272%, 8/25/69(1)(2)	587	586
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(1)(2)	36	36
2019-1, M2 144A 3.500%, 10/25/69(1)(2)	774	717
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(2)	161	156
2015-2A, A1 144A 3.750%, 8/25/55(1)(2)	122	118
2016-4A, A1 144A 3.750%, 11/25/56(1)(2)	57	55
2017-2A, A3 144A 4.000%, 3/25/57(1)(2)	325	315
2021-NQ2R, A1 144A 0.941%, 10/25/58(1)(2)	161	155
2022-NQM2, A1 144A 3.854%, 3/27/62(1)(2)	68	64
2016-2A, A1 144A 3.750%, 11/26/35(1)(2)	27	27
2018-1A, A1A 144A 4.000%, 12/25/57(1)(2)	217	212
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(1)(2)	664	582
NYMT Loan Trust 2024-CP1, A1 144A 3.750%, 2/25/68(1)(2)	555	513
OBX Trust
2023-NQM5, A1A 144A 6.567%, 6/25/63(1)(2)	156	156
2023-NQM9, A1 144A 7.159%, 10/25/63(1)(2)	568	573
2024-NQM16, A1 144A 5.530%, 10/25/64(1)(2)	303	304
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 3.487%, 6/25/26(1)(2)	52	52
Provident Funding Mortgage Trust 2025-1, A3 144A 5.500%, 2/25/55(1)(2)	278	278
RCKT Mortgage Trust
2020-1, A1 144A 3.000%, 2/25/50(1)(2)	186	163
2023-CES1, A1A 144A 6.515%, 6/25/43(1)(2)	147	147
2024-CES1, A1A 144A 6.025%, 2/25/44(1)(2)	225	226
2025-CES5, A1A 144A 5.687%, 5/25/55(1)(2)	362	365
See Notes to Schedule of Investments

VIRTUS Newfleet RMBS MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value
Non-Agency—continued
Residential Mortgage Loan Trust 2020-1, A1 144A 2.376%, 1/26/60(1)(2)	$4	$4
Sequoia Mortgage Trust 2013-8, B1 3.478%, 6/25/43(2)	60	59
Starwood Mortgage Residential Trust 2021-5, A2 144A 2.178%, 9/25/66(1)(2)	671	580
Towd Point Mortgage Trust
2016-4, B1 144A 3.914%, 7/25/56(1)(2)	885	860
2017-1, M1 144A 3.750%, 10/25/56(1)(2)	313	309
2017-4, A2 144A 3.000%, 6/25/57(1)(2)	405	386
2018-2, A2 144A 3.500%, 3/25/58(1)(2)	895	873
2018-6, A1A 144A 3.750%, 3/25/58(1)(2)	6	6
2018-6, A2 144A 3.750%, 3/25/58(1)(2)	1,190	1,098
2019-1, A1 144A 3.750%, 3/25/58(1)(2)	227	220
2019-2, A2 144A 3.750%, 12/25/58(1)(2)	1,155	1,045
2019-4, A2 144A 3.250%, 10/25/59(1)(2)	965	882
2019-HY2, M1 (1 month Term SOFR + 1.714%, Cap N/A, Floor 1.600%) 144A 5.393%, 5/25/58(1)(2)	215	215
2020-MH1, A2 144A 2.500%, 2/25/60(1)(2)	1,115	1,078
2021-1, A2 144A 2.750%, 11/25/61(1)(2)	1,595	1,368
2023-1, A1 144A 3.750%, 1/25/63(1)	64	61
2024-1, A1 144A 4.903%, 3/25/64(1)(2)	117	119
2024-CES1, A1A 144A 5.848%, 1/25/64(1)(2)	340	340
Tricon American Homes Trust 2020-SFR2, D 144A 2.281%, 11/17/39(1)	1,105	1,054
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(1)	775	769
Visio Trust
2019-2, A1 144A 2.722%, 11/25/54(1)(2)	1	1
2020-1R, A2 144A 1.567%, 11/25/55(1)	57	55
	Par Value	Value
Non-Agency—continued
2021-1R, A1 144A 1.280%, 5/25/56(1)	$93	$87
2022-1, A2 144A 5.850%, 8/25/57(1)(2)	257	257
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(1)(2)	44	38
Total Mortgage-Backed Securities (Identified Cost $32,063)		30,810

Asset-Backed Security—0.4%
Other—0.4%
Progress Residential Trust 2021-SFR6, D 144A 2.225%, 7/17/38(1)	145	144
Total Asset-Backed Security (Identified Cost $143)		144

Total Long-Term Investments—93.3% (Identified Cost $32,206)		30,954

TOTAL INVESTMENTS—93.3% (Identified Cost $32,206)		$30,954
Other assets and liabilities, net—6.7%		2,216
NET ASSETS—100.0%		$33,170

Abbreviation:
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, these securities amounted to a value of $30,895 or 93.1% of net assets.

(2)
Variable rate security. Rate disclosed is as of March 31, 2026. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(3)	Amount is less than $500 (not in thousands).
See Notes to Schedule of Investments

VIRTUS Newfleet RMBS MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2026	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Mortgage-Backed Securities	$30,810	$30,810
Asset-Backed Security	144	144
Total Investments	$30,954	$30,954
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at March 31, 2026.
There were no transfers into or out of Level 3 related to securities held at March 31, 2026.
See Notes to Schedule of Investments

VIRTUS NEWFLEET RMBS MACS
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent annual financial statements.